American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
March 31, 2024

Disciplined Core Value - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.6%
Huntington Ingalls Industries, Inc.	7,026	2,047,868
Lockheed Martin Corp.	55,005	25,020,124
Northrop Grumman Corp.	15,882	7,602,078
Textron, Inc.	202,566	19,432,157
		54,102,227
Air Freight and Logistics — 0.9%
FedEx Corp.	41,423	12,001,900
United Parcel Service, Inc., Class B	43,597	6,479,822
		18,481,722
Automobile Components — 0.3%
BorgWarner, Inc.	205,337	7,133,407
Banks — 7.6%
Bank of America Corp.	182,821	6,932,572
JPMorgan Chase & Co.	428,873	85,903,262
Truist Financial Corp.	404,266	15,758,289
U.S. Bancorp	711,415	31,800,250
Wells Fargo & Co.	342,276	19,838,317
		160,232,690
Beverages — 1.3%
Coca-Cola Co.	117,450	7,185,591
Molson Coors Beverage Co., Class B	66,641	4,481,607
PepsiCo, Inc.	91,470	16,008,165
		27,675,363
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.(1)	18,509	2,766,170
Amgen, Inc.	93,017	26,446,593
Gilead Sciences, Inc.	339,830	24,892,548
Regeneron Pharmaceuticals, Inc.(1)	24,290	23,378,882
Vertex Pharmaceuticals, Inc.(1)	28,781	12,030,746
		89,514,939
Broadline Retail — 0.0%
Kohl's Corp.	22,701	661,734
Building Products — 1.6%
A O Smith Corp.	29,975	2,681,563
Johnson Controls International PLC	99,200	6,479,744
Masco Corp.	157,719	12,440,875
Owens Corning	76,794	12,809,239
		34,411,421
Capital Markets — 2.2%
Cboe Global Markets, Inc.	105,601	19,402,072
Franklin Resources, Inc.	117,876	3,313,494
Houlihan Lokey, Inc.	8,512	1,091,153
Interactive Brokers Group, Inc., Class A	72,481	8,096,853
MSCI, Inc.	6,754	3,785,279
Tradeweb Markets, Inc., Class A	41,333	4,305,659
XP, Inc., Class A	205,927	5,284,087
		45,278,597
Chemicals — 1.3%
Dow, Inc.	83,772	4,852,912

LyondellBasell Industries NV, Class A	179,766	18,386,466
Olin Corp.	85,236	5,011,877
		28,251,255
Commercial Services and Supplies — 0.2%
Veralto Corp.	44,660	3,959,556
Communications Equipment — 1.4%
Cisco Systems, Inc.	602,458	30,068,679
Construction and Engineering — 0.1%
Valmont Industries, Inc.	13,357	3,049,136
Construction Materials — 0.1%
Eagle Materials, Inc.	10,274	2,791,959
Consumer Finance — 2.3%
American Express Co.	155,623	35,433,801
Credit Acceptance Corp.(1)	1,166	643,107
Synchrony Financial	289,188	12,469,787
		48,546,695
Consumer Staples Distribution & Retail — 2.3%
Maplebear, Inc.(1)	89,677	3,344,055
Performance Food Group Co.(1)	69,715	5,203,528
U.S. Foods Holding Corp.(1)	280,967	15,163,789
Walmart, Inc.	414,192	24,921,933
		48,633,305
Containers and Packaging — 1.3%
Amcor PLC	513,416	4,882,586
Crown Holdings, Inc.	27,685	2,194,313
International Paper Co.	59,234	2,311,311
Packaging Corp. of America	70,515	13,382,337
Sonoco Products Co.	79,806	4,615,979
		27,386,526
Distributors — 0.7%
Genuine Parts Co.	24,634	3,816,546
LKQ Corp.	205,510	10,976,289
		14,792,835
Diversified Consumer Services — 0.1%
H&R Block, Inc.	52,663	2,586,280
Electric Utilities — 1.3%
Evergy, Inc.	183,721	9,807,027
NextEra Energy, Inc.	106,640	6,815,362
Xcel Energy, Inc.	196,808	10,578,430
		27,200,819
Electrical Equipment — 2.2%
Acuity Brands, Inc.	28,961	7,782,690
Atkore, Inc.	23,579	4,488,498
Encore Wire Corp.	10,568	2,777,059
EnerSys	26,251	2,479,670
Generac Holdings, Inc.(1)	54,585	6,885,352
Hubbell, Inc.	33,436	13,877,612
nVent Electric PLC	99,526	7,504,260
		45,795,141
Electronic Equipment, Instruments and Components — 0.1%
TD SYNNEX Corp.	10,231	1,157,126
Energy Equipment and Services — 1.2%
Baker Hughes Co.	150,156	5,030,226
Halliburton Co.	313,704	12,366,212

Schlumberger NV	151,576	8,307,880
		25,704,318
Entertainment — 0.9%
Electronic Arts, Inc.	149,124	19,784,281
Financial Services — 3.7%
Affirm Holdings, Inc.(1)	32,479	1,210,168
Berkshire Hathaway, Inc., Class B(1)	115,716	48,660,892
Corpay, Inc.(1)	9,428	2,908,915
Euronet Worldwide, Inc.(1)	5,416	595,381
Global Payments, Inc.	184,864	24,708,922
		78,084,278
Food Products — 0.5%
Conagra Brands, Inc.	135,282	4,009,759
Ingredion, Inc.	57,825	6,756,851
		10,766,610
Gas Utilities — 0.1%
Atmos Energy Corp.	26,073	3,099,298
Ground Transportation — 1.1%
Knight-Swift Transportation Holdings, Inc.	24,403	1,342,653
Uber Technologies, Inc.(1)	295,348	22,738,843
		24,081,496
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	95,404	10,843,619
Align Technology, Inc.(1)	40,948	13,427,668
Medtronic PLC	251,715	21,936,962
		46,208,249
Health Care Providers and Services — 4.0%
Centene Corp.(1)	122,399	9,605,874
Cigna Group	29,544	10,730,086
DaVita, Inc.(1)	44,223	6,104,985
Elevance Health, Inc.	34,718	18,002,672
Henry Schein, Inc.(1)	24,566	1,855,224
McKesson Corp.	51,738	27,775,545
Progyny, Inc.(1)	57,653	2,199,462
UnitedHealth Group, Inc.	14,346	7,096,966
		83,370,814
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	24,807	5,747,534
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	614,786	12,713,774
Hotels, Restaurants and Leisure — 0.6%
Boyd Gaming Corp.	49,328	3,320,761
Darden Restaurants, Inc.	11,545	1,929,747
Expedia Group, Inc.(1)	23,912	3,293,878
Yum! Brands, Inc.	29,264	4,057,453
		12,601,839
Household Durables — 0.6%
Leggett & Platt, Inc.	129,329	2,476,651
Mohawk Industries, Inc.(1)	38,425	5,029,448
PulteGroup, Inc.	38,650	4,661,963
		12,168,062
Household Products — 2.7%
Colgate-Palmolive Co.	373,858	33,665,913
Procter & Gamble Co.	146,344	23,744,314
		57,410,227

Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	228,825	15,937,661
Industrial REITs — 0.4%
Prologis, Inc.	69,502	9,050,550
Insurance — 4.4%
Everest Group Ltd.	32,834	13,051,515
Fidelity National Financial, Inc.	133,465	7,086,991
Hartford Financial Services Group, Inc.	158,094	16,291,587
Marsh & McLennan Cos., Inc.	86,034	17,721,283
Progressive Corp.	45,894	9,491,797
Travelers Cos., Inc.	68,035	15,657,575
Unum Group	34,485	1,850,465
W R Berkley Corp.	141,247	12,491,885
		93,643,098
Interactive Media and Services — 0.1%
TripAdvisor, Inc.(1)	95,727	2,660,253
IT Services — 1.8%
Accenture PLC, Class A	7,864	2,725,741
Amdocs Ltd.	21,001	1,897,860
Cognizant Technology Solutions Corp., Class A	318,402	23,335,683
International Business Machines Corp.	50,011	9,550,101
		37,509,385
Leisure Products — 0.2%
Mattel, Inc.(1)	241,106	4,776,310
Life Sciences Tools and Services — 0.8%
Danaher Corp.	28,008	6,994,158
Thermo Fisher Scientific, Inc.	15,584	9,057,576
		16,051,734
Machinery — 5.3%
AGCO Corp.	54,231	6,671,498
Caterpillar, Inc.	84,566	30,987,519
Cummins, Inc.	122,270	36,026,855
Donaldson Co., Inc.	50,716	3,787,471
Mueller Industries, Inc.	56,720	3,058,910
Oshkosh Corp.	10,846	1,352,605
Parker-Hannifin Corp.	32,490	18,057,617
Snap-on, Inc.	22,087	6,542,611
Timken Co.	50,189	4,388,024
		110,873,110
Media — 1.2%
Comcast Corp., Class A	565,687	24,522,531
Metals and Mining — 1.4%
Cleveland-Cliffs, Inc.(1)	86,946	1,977,152
Nucor Corp.	135,458	26,807,138
		28,784,290
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	111,519	10,127,040
Oil, Gas and Consumable Fuels — 6.5%
APA Corp.	85,062	2,924,432
Chevron Corp.	64,987	10,251,049
ConocoPhillips	160,035	20,369,255
EOG Resources, Inc.	22,085	2,823,346
EQT Corp.	189,970	7,042,188
Exxon Mobil Corp.	399,954	46,490,653
Marathon Oil Corp.	421,696	11,950,865

Marathon Petroleum Corp.	171,009	34,458,313
		136,310,101
Personal Care Products — 0.4%
Kenvue, Inc.	367,556	7,887,752
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	510,920	27,707,192
Jazz Pharmaceuticals PLC(1)	26,826	3,230,387
Johnson & Johnson	232,150	36,723,808
Merck & Co., Inc.	201,472	26,584,230
		94,245,617
Professional Services — 1.7%
ASGN, Inc.(1)	31,772	3,328,435
CACI International, Inc., Class A(1)	24,531	9,293,079
Leidos Holdings, Inc.	120,615	15,811,420
Parsons Corp.(1)	14,538	1,205,927
Paycom Software, Inc.	20,968	4,172,842
TriNet Group, Inc.	21,357	2,829,589
		36,641,292
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	7,982	1,557,208
Retail REITs — 1.2%
Simon Property Group, Inc.	160,442	25,107,569
Semiconductors and Semiconductor Equipment — 6.2%
Amkor Technology, Inc.	149,521	4,820,557
Broadcom, Inc.	20,001	26,509,525
KLA Corp.	42,540	29,717,168
Marvell Technology, Inc.	214,174	15,180,653
Microchip Technology, Inc.	98,166	8,806,472
NXP Semiconductors NV	72,518	17,967,785
ON Semiconductor Corp.(1)	38,159	2,806,594
QUALCOMM, Inc.	101,607	17,202,065
Skyworks Solutions, Inc.	67,561	7,318,208
		130,329,027
Software — 3.1%
Adobe, Inc.(1)	27,816	14,035,954
Aspen Technology, Inc.(1)	5,268	1,123,559
Microsoft Corp.	29,924	12,589,625
Oracle Corp. (New York)	33,394	4,194,620
Salesforce, Inc.	41,572	12,520,655
Synopsys, Inc.(1)	36,817	21,040,916
		65,505,329
Specialized REITs — 0.7%
Equinix, Inc.	10,297	8,498,423
Public Storage	21,694	6,292,562
		14,790,985
Specialty Retail — 2.4%
Bath & Body Works, Inc.	158,634	7,934,873
Gap, Inc.	141,227	3,890,804
Lowe's Cos., Inc.	54,391	13,855,019
Williams-Sonoma, Inc.	75,413	23,945,890
		49,626,586
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	90,096	8,467,222
Ralph Lauren Corp.	28,319	5,317,176

Skechers USA, Inc., Class A(1)	78,000	4,778,280
		18,562,678
Trading Companies and Distributors — 2.1%
Beacon Roofing Supply, Inc.(1)	106,699	10,458,636
Core & Main, Inc., Class A(1)	96,918	5,548,556
Ferguson PLC	101,943	22,267,409
MSC Industrial Direct Co., Inc., Class A	42,724	4,145,937
Watsco, Inc.	4,510	1,948,185
		44,368,723
TOTAL COMMON STOCKS (Cost $1,621,410,990)		2,092,321,021
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,073	31,073
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $487,160), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $477,774)		477,494
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.875%, 8/15/40 - 11/15/45, valued at $8,883,194), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $8,714,129)		8,709,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.875% - 4.875%, 6/15/25 - 11/30/25, valued at $1,967,914), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,930,136)		1,929,000
		11,115,494
TOTAL SHORT-TERM INVESTMENTS (Cost $11,146,567)		11,146,567
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,632,557,557)		2,103,467,588
OTHER ASSETS AND LIABILITIES — 0.2%		3,749,667
TOTAL NET ASSETS — 100.0%		$2,107,217,255

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,092,321,021	—	—
Short-Term Investments	31,073	$11,115,494	—
	$2,092,352,094	$11,115,494	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.